Investment Objectives and Goals - BNY Mellon Short Term Income Fund	Jul. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to maximize total return, consisting of capital appreciation and current income.